Deferred tax - Schedule of deferred tax assets and liabilities by type of temporary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Deferred tax (Details) - Schedule of deferred tax assets and liabilities by type of temporary [Line Items]
Total net deferred tax asset (liability)	$ 738	$ 7,990	$ 3,524
Tax losses	381
Temporary differences	1,088	1,088
Trade and other receivables
Deferred tax (Details) - Schedule of deferred tax assets and liabilities by type of temporary [Line Items]
Total net deferred tax asset (liability)	2,035	13,362
Inventories
Deferred tax (Details) - Schedule of deferred tax assets and liabilities by type of temporary [Line Items]
Total net deferred tax asset (liability)	3,930	3,199
Property, plant and equipment
Deferred tax (Details) - Schedule of deferred tax assets and liabilities by type of temporary [Line Items]
Total net deferred tax asset (liability)	(4,019)	(4,251)
Intangibles
Deferred tax (Details) - Schedule of deferred tax assets and liabilities by type of temporary [Line Items]
Total net deferred tax asset (liability)	(5,112)	(6,540)
Borrowings and Trade and other payables
Deferred tax (Details) - Schedule of deferred tax assets and liabilities by type of temporary [Line Items]
Total net deferred tax asset (liability)	2,648	224
Provisions and Other liabilities
Deferred tax (Details) - Schedule of deferred tax assets and liabilities by type of temporary [Line Items]
Total net deferred tax asset (liability)	1,780	1,014
Others
Deferred tax (Details) - Schedule of deferred tax assets and liabilities by type of temporary [Line Items]
Total net deferred tax asset (liability)	$ (524)	$ 982